Concentrations (Details) - Schedule of Customers Accounts Receivable - Customer Concentration Risk [Member] - Accounts Receivable [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Customer A [Member]
Schedule of Customers Accounts Receivable [Line Items]
Accounts receivable, Amount	$ 3,588,243	$ 4,615,308
Accounts receivable, Percentage	60.00%	67.00%
Customer B [Member]
Schedule of Customers Accounts Receivable [Line Items]
Accounts receivable, Amount	$ 1,837,383	$ 1,901,481
Accounts receivable, Percentage	31.00%	28.00%
Customer [Member]
Schedule of Customers Accounts Receivable [Line Items]
Accounts receivable, Amount	$ 5,425,626	$ 6,516,789
Accounts receivable, Percentage	91.00%	95.00%